VCC MORTGAGE SECURITIES, LLC ABS-15G

EXHIBIT 99.14

Exception Standard Report (Loan Grades)
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Edgar ID	Loan Exception ID	Exception ID	Investor Loan Number	Loan Status	Exception Date	Exception Subcategory	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Detail	Exception Information	Compensating Factors	Statute of Limitation Date	Comments
XXXX	XXXX	XXXX	XXXX	3000084	28752396	5638	XXXX	Loan Review Complete	XX/XX/XXXX 5:20:16 PM	General	open		3	Damaged Interior - Damage remains unresolved and no indication covered by insurance